INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1,985	$ 17,270	$ 2,340	$ 800	$ (21,513)	$ 882
Balance, shares at Dec. 31, 2018	2,028,552
Issuance of Share capital in rights offering, net	$ 1,979	1,313				3,292
Issuance of Share capital in rights offering, net, shares	2,351,716
Stock-based compensation				62		62
Transaction with controlling shareholder				29		29
Comprehensive income (loss):
Net income					1,032	1,032
Foreign currency translation adjustments			(1)			(1)
Balance at Jun. 30, 2019	$ 3,964	18,583	2,339	891	(20,481)	5,296
Balance, shares at Jun. 30, 2019	4,380,253
Balance at Dec. 31, 2018	$ 1,985	17,270	2,340	800	(21,513)	882
Balance, shares at Dec. 31, 2018	2,028,552
Issuance of Share capital in rights offering, net	$ 1,979	1,313				3,292
Issuance of Share capital in rights offering, net, shares	2,351,701
Stock-based compensation				141		141
Transaction with controlling shareholder				22		22
Comprehensive income (loss):
Net income					1,793	1,793
Foreign currency translation adjustments			139			139
Balance at Dec. 31, 2019	$ 3,964	18,583	2,479	963	(19,720)	$ 6,269
Balance, shares at Dec. 31, 2019	4,380,253					4,380,268
Stock-based compensation				43		$ 43
Comprehensive income (loss):
Net income					1,244	1,244
Balance at Jun. 30, 2020	$ 3,964	$ 18,583	$ 2,479	$ 1,006	$ (18,476)	$ 7,556
Balance, shares at Jun. 30, 2020	4,380,268					4,380,268